Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	(in thousands)
	2018	2017	2016
Current	$(211)	$219	$951
Deferred	1,740	1,524	793
Enactment of federal tax reform	-	1,136	-
Total provision for income taxes	$1,529	$2,879	$1,744

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	(in thousands)
	2018	2017	2016
Expected tax using statutory tax rate	$2,047	$2,287	$2,470

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(358)	(572)	(558)
Tax-exempt income on life insurance contracts	(83)	(135)	(134)
Deductible dividends paid to United Bancshares, Inc. ESOP	(37)	(57)	(49)
Uncertain tax position reserves	-	-	(22)
Non-deductible merger and acquisition costs	-	117	-
Accounting method change relating to enactment of federal tax reform	-	1,136	-
Other, net	(40)	103	37
Total provision for income taxes	$1,529	$2,879	$1,744

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	(in thousands)
	2018	2017
Deferred tax assets:
Allowance for loan losses	$760	$611
Deferred compensation	301	305
Alternative minimum tax credits	46	847
Nonaccrual loan interest	256	301
Deferred loan fees	139	112
Accrued vacation expense	91	86
Accrued profit sharing	108	115
Loans fair value adjustments	531	781
Unrealized loss on securities available-for sale	469	64
Other	132	81
Net operating loss carryforward	1,718	2,461
Total deferred tax assets	4,551	5,764
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	526
Capitalized mortgage servicing rights	276	267
Fixed asset depreciation	337	264
Acquisition intangibles	1,881	1,803
Trust preferred fair value adjustment	109	116
Other	77	107
Total deferred tax liabilities	3,206	3,083
Net deferred tax assets	$1,345	$2,681